PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio Expense Example - PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	6,707
Expense Example, with Redemption, 5 Years	7,419
Expense Example, with Redemption, 10 Years	7,504
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	6,715
Expense Example, with Redemption, 5 Years	7,414
Expense Example, with Redemption, 10 Years	$ 7,496